INCOME TAX AND DEFERRED TAX ASSETS - Additional Information (Details)			12 Months Ended				36 Months Ended
	Apr. 01, 2023 GBP (£)	Mar. 31, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2019 CNY (¥) employee	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 USD ($)	Apr. 01, 2021
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income						¥ 3,000,000
Number of employees | employee						300
Assets			$ 5,208,001	$ 3,999,242		¥ 50,000,000			$ 5,635,075
Period for statute of limitations under special circumstances			5 years
Maximum amount of underpayment of tax liability			$ 14,000					¥ 100,000
Period for statute of limitations if tax liability exceeds RMB100,000			10 years
Period for statute of limitations due to computation errors			3 years
Provision for income tax uncertainty | $			$ 0	$ 0
PRC tax Jurisdiction
INCOME TAX AND DEFERRED TAX ASSETS
Examination period			5 years
Income tax less than RMB 1 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate					2.50%
Taxable income					¥ 1,000,000
Income tax less than RMB 1 million to RMB 3 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate							5.00%
Income tax less than RMB 1 million to RMB 3 million | Minimum
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income						1,000,000	¥ 1,000,000
Income tax less than RMB 1 million to RMB 3 million | Maximum
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income						¥ 3,000,000	¥ 3,000,000
Hong Kong
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate			16.50%	16.50%	16.50%
China
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate			25.00%
China | Income tax less than RMB 1 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate						5.00%
Taxable income						¥ 1,000,000
China | Income tax less than RMB 1 million to RMB 3 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate						10.00%
UK
INCOME TAX AND DEFERRED TAX ASSETS
Rate of corporation tax										19.00%
Small profits rate of corporation tax	19.00%
Maximum amount of profits for small profits rate of corporation tax | £	£ 50,000
Assets | $			$ 5,192,865	$ 3,818,323					$ 4,432,728
Statutory income tax rate	25.00%	19.00%